                       ADVISOR'S EDGE/(R)/ VARIABLE ANNUITY
                                    Issued by
                     Peoples Benefit Life Insurance Company
                         Supplement Dated August 2, 2002
                                     to the
                          Prospectus dated May 1, 2002


As of September 5, 2002, purchases will no longer be accepted into the Montgomery Variable Series: Growth Fund Subaccount. Pending approval, the Subaccount will close on or about October 31, 2002 and its assets will be returned to customers.









































                 This Prospectus Supplement must be accompanied
                            by the Prospectus for the
              Advisor's Edge/(R)/ Variable Annuity dated May 1, 2002

                    ADVISOR'S EDGE SELECT/(R)/ VARIABLE ANNUITY
                                    Issued by
                     Peoples Benefit Life Insurance Company
                         Supplement Dated August 2, 2002
                                     to the
                          Prospectus dated May 1, 2002




As of September 5, 2002, purchases will no longer be accepted into the Montgomery Variable Series: Growth Fund Subaccount. Pending approval, the Subaccount will close on or about October 31, 2002 and its assets will be returned to customers.





































                 This Prospectus Supplement must be accompanied
                            by the Prospectus for the
          Advisor's Edge Select/(R)/ Variable Annuity dated May 1, 2002